Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Aug. 31, 2015
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses
	As of
	August 31,
	2015	2014
Accounts payable	$2,000	$1,406
Accrued payroll and related expenses	1,581	2,303
Research and development contracts	283	123
Taxes	395	-
Other	143	446
	$4,402	$4,278